September 21, 2005

Supplement

SUPPLEMENT DATED SEPTEMBER 21, 2005 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated August 30, 2004
Active Assets Government Securities Trust, dated August 30, 2004
Active Assets Institutional Government Securities Trust, dated August 30, 2004
Active Assets Institutional Money Trust, dated August 30, 2004
Active Assets Money Trust, dated August 30, 2004
Active Assets Tax-Free Trust, dated August 30, 2004
Morgan Stanley Aggressive Equity Fund, dated September 30, 2004
Morgan Stanley Allocator Fund, dated May 27, 2005
Morgan Stanley American Opportunities Fund, dated April 29, 2005
Morgan Stanley Balanced Growth Fund, dated May 27, 2005
Morgan Stanley Balanced Income Fund, dated May 27, 2005
Morgan Stanley Biotechnology Fund, dated July 30, 2004
Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2005
Morgan Stanley California Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley Capital Opportunities Trust, dated March 30, 2005
Morgan Stanley Convertible Securities Trust, dated November 30, 2004
Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004
Morgan Stanley Dividend Growth Securities Inc., dated June 30, 2005
Morgan Stanley Equally-Weighted S&P 500 Fund, dated August 30, 2004
Morgan Stanley European Equity Fund Inc., dated December 30, 2004
Morgan Stanley Financial Services Trust, dated July 30, 2004
Morgan Stanley Flexible Income Trust, dated December 30, 2004
Morgan Stanley Fundamental Value Fund, dated November 30, 2004
Morgan Stanley Global Advantage Fund, dated July 30, 2004
Morgan Stanley Global Dividend Growth Securities, dated July 29, 2005
Morgan Stanley Global Utilities Fund, dated June 30, 2005
Morgan Stanley Growth Fund, dated July 29, 2005
Morgan Stanley Health Sciences Trust, dated September 30, 2004
Morgan Stanley High Yield Securities Inc., dated October 29, 2004
Morgan Stanley Income Builder Fund, dated November 30, 2004
Morgan Stanley Income Trust, dated October 29, 2004
Morgan Stanley Information Fund, dated July 29, 2005
Morgan Stanley International Fund, dated December 30, 2004
Morgan Stanley International SmallCap Fund, dated July 30, 2004
Morgan Stanley International Value Equity Fund, dated October 29, 2004
Morgan Stanley Japan Fund, dated July 30, 2004
Morgan Stanley KLD Social Index Fund, dated March 30, 2005
Morgan Stanley Limited Duration Fund, dated August 29, 2005
Morgan Stanley Limited Duration U.S. Treasury Trust, dated July 30, 2004
Morgan Stanley Limited Term Municipal Trust, dated July 29, 2005
Morgan Stanley Liquid Asset Fund Inc., dated October 29, 2004
Morgan Stanley Mid-Cap Value Fund, dated October 29, 2004
Morgan Stanley Mortgage Securities Trust, dated December 30, 2004
Morgan Stanley Multi-Asset Class Fund – Domestic Portfolio, dated November 30, 2004
Morgan Stanley Nasdaq-100 Index Fund, dated March 30, 2005
Morgan Stanley Natural Resource Development Securities Inc., dated June 30, 2005

Morgan Stanley New York Municipal Money Market Trust, dated April 29, 2005
Morgan Stanley New York Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2004
Morgan Stanley Prime Income Trust, dated January 28, 2005
Morgan Stanley Real Estate Fund, dated March 30, 2005
Morgan Stanley S&P 500 Index Fund, dated October 29, 2004
Morgan Stanley Small-Mid Special Value Fund, dated August 29, 2005
Morgan Stanley Special Growth Fund, dated June 30, 2005
Morgan Stanley Special Value Fund, dated September 30, 2004
Morgan Stanley Strategist Fund, dated September 30, 2004
Morgan Stanley Tax-Exempt Securities Trust, dated April 29, 2005
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2005
Morgan Stanley Total Market Index Fund, dated October 29, 2004
Morgan Stanley Total Return Trust, dated September 30, 2004
Morgan Stanley U.S. Government Money Market Trust, dated May 27, 2005
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2005
Morgan Stanley Utilities Fund, dated April 29, 2005
Morgan Stanley Value Fund, dated November 30, 2004
(collectively, the "Funds")

Mitchell M. Merin has resigned as President of the funds in the Fund Complex. Ronald E. Robison has replaced Mr. Merin as President of the funds in the Fund Complex.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.